Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Non-controlling shareholders of subsidiaries
Sales	$ 151,546	$ 161,001
Interest expense	771	728
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	40,332		$ 40,176
Other payables, accruals and advance receipts	74,753		56,327
Other non-current liabilities	7,460		7,645
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	19,510	15,375
Purchases	9,778	11,690
Interest expense		$ 60
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	4,758		5,070
Accounts payable	3,916		4,960
Non-controlling shareholders of subsidiaries | Dividend payable
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts			1,282
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries
Other non-current liabilities	$ 579		$ 579